Leases - Summary of Detailed Information About Future Minimum Rental Receivables Under Non-Cancellable Operating Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	¥ 51,108	$ 7,898	¥ 24,592
Within 1 Year [member] | Related parties [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	902	139	1,787
Within 1 Year [member] | Joint ventures [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	2,590	400	2,691
Within 1 Year [member] | Third parties [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	5,058	782	892
After 1 Year but within 5 years [member] | Related parties [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases			660
After 1 Year but within 5 years [member] | Joint ventures [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	10,720	1,657	10,526
After 1 Year but within 5 years [member] | Third parties [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	13,305	2,056	1,504
After than 5 years [member] | Joint ventures [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	14,141	2,185	5,643
After than 5 years [member] | Third parties [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	¥ 4,392	$ 679	¥ 889